Balance Sheet Components - Summary of Accrued Expenses and Other Current Liabilities (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Accrued Expenses And Other Liabilities [Line Items]
Accrued capitalizable transaction expenses	$ 3,430
Income and other tax liabilities	661	$ 185	$ 711
Accrued professional services	485	872	213
Accrued legal expenses and open claims	481	382	656
Accrued interest	294	259
Accrued merchant fees	4	172	778
Lease incentive, current		491	453
Other current liabilities	190	386
Total accrued expenses and other current liabilities	$ 5,545	$ 2,747	$ 4,663